MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund
MainStay S&P 500 Index Fund
Investment Objective
The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500®Index.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 91 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 104 of the Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay S&P 500 Index Fund	Investor Class		Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay S&P 500 Index Fund		Investor Class	Class A	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.42%	0.20%	0.20%
Total Annual Fund Operating Expenses	[2]	0.91%	0.69%	0.44%
Waivers / Reimbursements	[2]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.82%	0.60%	0.35%
[1]	The management fee is as follows: 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets in excess of $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay S&P 500 Index Fund (USD $)	Investor Class	Class A	Class I
Expense Example, With Redemption, 1 Year	381	359	36
Expense Example, With Redemption, 3 Years	573	505	132
Expense Example, With Redemption, 5 Years	780	664	237
Expense Example, With Redemption, 10 Years	1,378	1,125	546

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard &
Poor's 500®("S&P 500®") Index in the same proportion, to the extent feasible.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings.

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500®Index to the extent feasible. From time to time, adjustments may be made in the Fund's holdings because of changes in the composition of the S&P 500®Index. The correlation between the investment performance of the Fund and the S&P 500®Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P
500®Index.
Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

S&P 500® Index Risk: If the value of the S&P 500®Index declines, the net asset value of shares of the Fund will also decline. The Fund's ability to mirror the
S&P 500® Index may be affected by, among other things, transaction costs;
changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and the timing and amount of contributions to, and redemptions from, the Fund by shareholders.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.
Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the S&P 500®Index as its primary benchmark. The S&P 500®Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares, first offered on
January 2, 2004, include the historical performance of Class I shares through
January 1, 2004. Performance figures for Investor Class shares, first offered on
February 28, 2008, include the historical performance of Class A shares through
February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Annual Returns, Class I Shares (by calendar year 2002-2011)

Best Quarter 2Q/09 15.82% Worst Quarter 4Q/08 -21.95%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MainStay S&P 500 Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Investor Class Return Before Taxes	(1.57%)	(1.42%)	2.03%
Class A	Class A Return Before Taxes	(1.48%)	(1.38%)	2.05%
Class I	Class I Return Before Taxes	1.82%	(0.50%)	2.67%
After Taxes on Distributions Class I	Class I Return After Taxes on Distributions	1.56%	(0.78%)	2.35%
After Taxes on Distributions and Sales Class I	Class I Return After Taxes on Distributions and Sale of Fund Shares	1.53%	(0.46%)	2.21%
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%